Payden Equity Income Fund

Schedule of Investments - July 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)
Stocks (95%)
Common Stock (85%)
Communication Services (6%)
771,380	AT&T Inc.	$22,818
671,500	Comcast Corp., Class A	28,740
505,200	Verizon Communications Inc.	29,039

		80,597

Consumer Discretionary (5%)
76,500	Home Depot Inc.	20,310
133,200	McDonald’s Corp.	25,878
150,100	Starbucks Corp.	11,487
148,500	Yum! Brands Inc.	13,521

		71,196

Consumer Staples (9%)
618,400	Conagra Brands Inc.	23,159
68,200	Costco Wholesale Corp.	22,201
338,300	General Mills Inc.	21,404
118,200	Kimberly-Clark Corp.	17,971
389,700	Kroger Co.	13,558
158,900	PepsiCo Inc.	21,874

		120,167
Energy (3%)
274,500	Chevron Corp.	23,041
1,579,900	Kinder Morgan Inc.	22,277

		45,318

Financials (15%)
103,700	Allianz SE	21,526
107,200	Ameriprise Financial Inc.	16,469
992,100	Bank of America Corp.	24,683
215,700	Cincinnati Financial Corp.	16,810
459,800	Fidelity National Financial Inc.	14,879
103,600	Goldman Sachs Group Inc.	20,509
343,400	JPMorgan Chase & Co.	33,186
562,400	Morgan Stanley	27,490
458,200	Truist Financial Corp.	17,164

		192,716
Healthcare (14%)
177,900	AbbVie Inc.	16,884
71,700	Amgen Inc.	17,543
455,700	Bristol-Myers Squibb Co.	26,731
212,900	CVS Health Corp.	13,400
188,200	Eli Lilly and Co.	28,285
607,200	GlaxoSmithKline PLC	12,159
102,400	Johnson & Johnson	14,926
138,000	Medtronic PLC (a)	13,314
337,400	Merck & Co. Inc.	27,073
402,800	Pfizer Inc.	15,500

		185,815

Industrials (11%)
125,700	Dover Corp.	12,938
130,200	Honeywell International Inc.	19,448
76,700	Lockheed Martin Corp.	29,067
285,600	Raytheon Technologies Corp.	16,188
152,400	Republic Services Inc.	13,297
87,300	Stanley Black & Decker Inc.	13,385
83,100	Union Pacific Corp.	14,406
234,400	Waste Management Inc.	25,690

		144,419
Materials (1%)
247,600	DuPont de Nemours Inc.	13,242

Principal or Shares	Security Description	Value (000)
Technology (15%)
69,300	Apple Inc.	$29,455
45,600	Broadcom Inc.	14,444
661,900	Cisco Systems Inc.	31,175
104,200	International Business Machines Corp.	12,810
220,800	Maxim Integrated Products Inc.	15,034
186,400	Microsoft Corp.	38,214
278,400	Paychex Inc.	20,023
214,400	QUALCOMM Inc.	22,643
105,900	Texas Instruments Inc.	13,508

		197,306

Utilities (6%)
202,700	American Electric Power Co. Inc.	17,610
177,400	Consolidated Edison Inc.	13,630
129,900	DTE Energy Co.	15,020
197,000	Duke Energy Corp.	16,694
223,700	Public Service Enterprise Group Inc.	12,514
		75,468

Total Common Stock		1,126,244

Master Limited Partnership (2%)
1,278,000	Enterprise Products Partners LP	22,493

Total Master Limited Partnership		22,493

Preferred Stock (1%)
279,800	Allstate Corp., 5.10%	7,549
150,400	Spire Inc., 5.90%	4,106
110,900	US Bancorp, 6.50%	2,963

Total Preferred Stock		14,618

Real Estate Investment Trust (8%)
136,600	Alexandria Real Estate Equities Inc.	24,253
148,600	Crown Castle International Corp.	24,772
192,800	Digital Realty Trust Inc.	30,952
512,400	Healthcare Trust of America Inc., Class A	14,147
189,900	Prologis Inc.	20,019

Total Real Estate Investment Trust		114,143

Total Stocks (Cost - $1,100,195)		1,277,498

Corporate Bond (3%)
6,050,000	CenterPoint Energy Inc., (3 mo. LIBOR USD + 3.270%) 6.13% (b)(c)	6,016
1,956,000	CIT Group Inc., (3 mo. LIBOR USD + 3.972%) 5.80% (b)(c)	1,515
6,000,000	Citigroup Inc., (3 mo. LIBOR USD + 3.423%) 6.30% (b)(c)	6,293
6,100,000	Citizens Financial Group Inc., (3 mo. LIBOR USD + 3.003%) 6.00% (b)(c)	5,517
6,000,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 3.436%) 6.50% (b)(c)(d)	5,675
3,400,000	Huntington Bancshares Inc., (3 mo. LIBOR USD + 2.880%) 5.70% (b)(c)	3,110

2,800,000	Land O’ Lakes Inc. 144A, 7.00% (b)(e)	2,516

Total Corporate Bond (Cost - $31,871)		30,642
Investment Company (0%)
3,946,561	Payden Cash Reserves Money Market Fund *
	(Cost - $3,947)	3,947

Total Investments (Cost - $1,136,013) (99%)		1,312,087
Other Assets, net of Liabilities (1%)		15,677

Net Assets (100%)		$1,327,764

*	Affiliated investment
(a)	Non-income producing security.

1	Payden Mutual Funds

(b)	Perpetual security with no stated maturity date.
(c)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2020.
(d)	All or a portion of these securities are on loan. At July 31, 2020, the total market value of the Fund’s securities on loan is $851 and the total market value of the collateral held by the Fund is $889. Amounts in 000s.
(e)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Depreciation (000s)
Liabilities:
USD 21,832	EUR 19,346	Citibank, N.A.	09/23/2020	$(983)
USD 12,564	GBP 9,975	HSBC Bank USA, N.A.	09/23/2020	(497)

Net Unrealized Appreciation (Depreciation)				$(1,480)

2